Cryptocurrencies - Schedule of Cryptocurrencies Receivables (Details) - Cryptocurrencies - receivables [Member] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Cryptocurrencies - Schedule of Cryptocurrencies Receivables (Details) [Line Items]
Beginning balances
Transfer from cryptocurrencies	213,021
Repayment of borrowings from a related party	(50,753)
Net fair value changes recognized in profit or loss	(26,710)
Ending balances	$ 135,558